Investment in and loan to Merit Functional Foods Corporation	12 Months Ended
Mar. 31, 2021
Investment In And Loan To Shareholders [Abstract]
Investment in and loan to Merit Functional Foods Corporation [Text Block]

5.    Investment in and loan to Merit Functional Foods Corporation

On May 23, 2019, Burcon, through a new wholly-owned subsidiary incorporated on May 22, 2019, Burcon Holdings, entered into a shareholders' agreement (the "Shareholders' Agreement") with two other entities (the "Partners") to become shareholders of Merit Foods, to build and own a new commercial production facility (the "Flex Production Facility") in Manitoba, Canada to produce, sell, market and distribute Burcon's Peazazz® and Peazac® pea proteins, Burcon's Puratein®, Supertein® and Nutratein® canola proteins, as well as Burcon's new pea and canola protein blends that it has branded Nutratein-PS® and Nutratein-TZ®. The construction of the Flex Production Facility was completed by December 31, 2020.

On inception, Burcon Holdings held 40% of the issued and outstanding shares of Merit Foods, and the two other parties held 40% and 20%, respectively. Each shareholder made its respective capital loan advances in June, September, December 2019 and February 2020 by way of shareholder loans totalling $32.5 million (the "Merit Shareholder Loans").

On August 27, 2020, Bunge Limited ("Bunge") made an investment of $30 million into Merit Foods. In addition to purchasing equity directly from Merit Foods, Bunge purchased additional shares and debt from the other shareholders of Merit Foods.  As a result of these transactions, Bunge became a 25% shareholder in Merit Foods and Burcon's ownership interest in Merit Foods decreased to 33.3%.  As a result of the dilution in Burcon's ownership interest in Merit Foods, Burcon recorded a dilution gain of $6,384,942.

Summary financial position for Merit Foods as at March 31, 2021 and 2020

	As at March 31, 2021	As at March 31, 2020
	$	$

Current assets	16,125,384	5,828,739
Non-current assets	124,970,303	36,056,689
Current liabilities	9,303,585	11,369,931
Non-current liabilities	93,642,063	6,653,724

Summary financial results for Merit Foods

	Year ended March 31, 2021	Period ended March 31, 2020[1]
	$	$

Total revenue	396,093	—
Loss for the year/period	(6,837,195)	(2,349,515)

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[1] Merit Foods was incorporated on May 15, 2019. As a result, information in this table represents certain financial information of Merit Foods from the date of its incorporation to March 31, 2020.

As at March 31, 2021, Burcon Holdings has made capital loan advances of $13.0 million to Merit Foods in the form of shareholder loans.

	Investment in Share capital $	Capital Contribution $	Loan receivable $	Total net investment $

At inception	1	—	11,000,000	11,000,001
Modification to loan terms		8,871,512	(8,871,512)	—
Capital loan advance	—	1,613,002	386,998	2,000,000
Share of loss in Merit Foods	—	(939,806)	—	(939,806)
Interest accretion	—	—	144,343	144,343

Net Investment in Merit Foods, March 31, 2020	1	9,544,708	2,659,829	12,204,538

Share of loss in Merit Foods	—	(2,421,459)	—	(2,421,459)
Dilution gain of investment in Merit Foods	—	6,384,942	—	6,384,942
Interest accretion	—	—	307,875	307,875
Expected credit loss provision	—	—	(74,193)	(74,193)
Net Investment in Merit Foods, March 31, 2021	1	13,508,191	2,893,511	16,401,703

From inception to December 2019, the Merit Shareholder Loans were recorded as loan receivable. In December 2019, the terms of the Merit Shareholder Loans were finalized. The loans are non-interest bearing, unsecured, subordinated to Merit Foods' other secured and unsecured debts, have a term of 15 years, and may be repaid by Merit Foods, without penalty or bonus, on a pro-rata basis based on the proportionate share of each shareholder's loan outstanding in relation to the other shareholders of Merit Foods applied to the outstanding principal amounts. As a result, Burcon recalculated the fair value at that date, resulting in a reduction of the fair value of the loan receivable that was transferred to a capital contribution account. Notional interest is accruing on the loan receivable at 11% per annum, which is considered to be the market rate of interest. For the year ended March 31, 2021, the Company has recorded interest accretion of $307,875 (2020 - $144,343). An expected credit loss provision of $74,193 has been recognized in relation to the loan receivable and included in interest and other expense on the consolidated statement of operations and comprehensive loss.

Burcon has a license agreement (the "License Agreement") with Merit Foods for an exclusive, royalty-bearing, worldwide license to use and exploit Burcon's Products. As part of the Bunge transaction, Bunge, Burcon and the Partners have amended the License Agreement (the "Amended License Agreement") and Burcon, Bunge and the Partners have also amended the Shareholders Agreement (the "Amended Shareholders Agreement"). Under the Amended License Agreement and Amended Shareholders Agreement, Burcon, Bunge and the Partners have agreed to certain contractual rights, including a right, but not an obligation, of Burcon, in certain circumstances, to participate in a sale of all but not less than all of its shares in Merit Foods, and that in certain circumstances, Merit Foods will have the right to buy out from Burcon the Amended License Agreement for $67.5 million, which represents the discounted future royalties over the life of the Amended License Agreement.

Burcon has a services agreement (the "Services Agreement") with Merit Foods to provide technical, administrative and general management services, research and analytical services and sample production services based on rates set out in the Services Agreement. For the year ended March 31, 2021, included in management fee income is $334,760 (2020 - $350,014) for services provided and $524,321 (2020 - $114,766) for samples sold to Merit Foods, of which $66,709 was included in amounts receivable at March 31, 2021 (March 31, 2020 - $110,594).

Merit Foods also provided certain technical and consulting services to Burcon. For the year ended March 31, 2021, Burcon recorded professional fee expense of $10,720 (2020 - $nil), of which $nil was outstanding as at March 31, 2021.

In May 2020, Burcon announced that Merit Foods had secured a debt financing package of up to $85 million of capital from a syndicate of lenders including Export Development Canada ("EDC"), Farm Credit Canada ("FCC") and the Canadian Imperial Bank of Commerce. All of Merit Foods' shareholders, including Burcon Holdings, pledged their shares in Merit Foods as security under the loan facilities with EDC and FCC. In connection with the loan facilities from EDC, Merit Foods had to fulfill various obligations, including the establishment and maintenance of a cost overrun account in a prescribed amount in connection with the costs related to the construction of the Flex Production Facility. Of the prescribed amount, $6.5 million was permitted to be funded by way of a letter of credit ("LC"). To assist Merit Foods to fulfill this obligation, Burcon Holdings obtained the LC from HSBC Bank Canada ("HSBC") in April 2020, which was secured by a term deposit with HSBC in the same amount. As part of the investment by Bunge into Merit Foods, the LC was released on August 28, 2020.

In connection with the LC, Burcon Holdings entered into a short-term loan agreement (the "Merit Loan Agreement") with Merit Foods in the amount of $6.5 million (the "Merit Loan"). The Merit Loan bore interest at 5% per annum, compounded annually, payable by way of a lump sum balloon payment at the end of the term. Concurrent with the termination of the LC on August 28, 2020, the Merit Loan Agreement was also terminated on the same date. For the year ended March 31, 2021, Burcon recorded interest income of $120,205 (2020 - $nil) related to the Merit Loan, of which $nil was outstanding as at March 31, 2021 (March 31, 2020 - $nil).

In addition, Burcon provided a guarantee to EDC and FCC in connection with the $85 million financing package (the "Guarantees"), pursuant to which Burcon agreed to guarantee all of the indebtedness, liabilities and obligations to Merit Foods under the loan agreements between EDC, FCC and Merit Foods. The aggregate maximum liability of Burcon under the Guarantees was limited to $4.0 million. As part of the investment by Bunge into Merit Foods, EDC and FCC released the Guarantees on August 28, 2020.

In June 2020, Burcon announced that Merit Foods had secured additional debt financing of $10 million in the form of a 10-year interest-free loan from Agriculture and Agri-Food Canada (the "AIP Loan"). Burcon Holdings and the Partners provided a guarantee for the AIP Loan (the "AIP Guarantee"). The obligations of the AIP Guarantee are joint and several. However, Burcon Holdings and the Partners (the "AIP Guarantors") have entered into a reciprocal indemnity agreement (the "Indemnity Agreement'). Under the Indemnity Agreement, if any AIP Guarantor (each, a "Paying Guarantor") is required to make payment under the AIP Guarantee and any other AIP Guarantor (each, a "Contributing Guarantor") has not made a corresponding payment equal to its share based on its shareholdings in Merit Foods ("Contributive Share"), such Contributing Guarantor(s) shall pay the Paying Guarantor such amounts so that, after payment, all obligations and liabilities under the AIP Guarantee will have been borne by the AIP Guarantors in their respective shareholding percentage in Merit Foods.

In total, Merit Foods secured a total of $99.2 million financing package from the Government of Canada that includes the financing noted above from EDC, FCC, AIP and Protein Industries Canada ("PIC"). In addition to the co-investment received by Merit Foods from PIC, a further co-investment by PIC to Merit Foods was announced in May 2021 to develop new plant-based products. The project has a total investment of $7.9 million, with PIC funding one-half of the total investment into the project.